Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events - For the year ended 2025 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
											1 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended		110 Months Ended
	Dec. 23, 2025 EUR (€)	Nov. 25, 2025 € / shares shares	Aug. 28, 2025 shares	Aug. 08, 2025 € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 EUR (€) € / shares shares	Mar. 20, 2025 shares	Feb. 06, 2025 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	Sep. 30, 2024 plan	Nov. 30, 2025 shares plan	Dec. 31, 2025 shares	Dec. 31, 2023	Dec. 31, 2025 shares	Jul. 28, 2025 $ / shares	Jul. 23, 2025 note	Jun. 30, 2025 € / shares	Oct. 24, 2023 € / shares	Oct. 24, 2023 $ / shares	Aug. 22, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Number of free shares plans issued | plan														7	8
Share price (euro per share) | € / shares								€ 57.00													€ 6.64
Closing foreign exchange rate																				1.1726
Proceeds from issue of ordinary shares							$ 747.5	€ 637,500
Net proceeds from issue of ordinary shares							$ 700.3	597,200
Proceeds from issuing other equity instruments | €								€ 607,200
ADS
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in number of ordinary shares issued (in shares)							11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																			$ 64.00				$ 11.60
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares								€ 54.58														€ 10.9864
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in number of ordinary shares issued (in shares)					920,377
Number of convertible notes converted | note					200	200														150
Notional amount | €					€ 21,900	€ 21,900
Borrowings, fixed conversion price (in euro per share) | € / shares					€ 23.7674	€ 23.7674
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Borrowings, fixed conversion price (in euro per share) | € / shares																								€ 21.2209
Kreos & Claret convertible notes (OCABSA) | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in number of ordinary shares issued (in shares)		392,695		785,389
Borrowings, fixed conversion price (in euro per share) | € / shares		€ 21.2209		€ 21.2209
Kreos A & B & C BSA | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in number of ordinary shares issued (in shares)			206,662			319,251
Kreos/Claret financing B and C
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 29,985
Repayments of borrowings, classified as financing activities | €	€ 33,823
Total BSAs
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)											39,370		125,000			164,370		486,714
Total BSAs | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting period																1 year
Vesting percentage																	25.00%
Total BSAs | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting period																	4 years
Vesting percentage																	75.00%
Total BSAs | Board member
Disclosure of detailed information about borrowings [line items]
Vesting period											4 years		4 years
Vesting percentage											25.00%		25.00%
AGA-2025
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)															6,280,727
AGA-2025 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting period															2 years
Vesting percentage															50.00%
AGA-2025 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting period															3 years
Vesting percentage															25.00%
AGA-2025 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting period															4 years
Vesting percentage															25.00%
AGA-2025-2
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)										123,102					123,102	123,102
Vesting period															2 years
AGA-2025-5
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)									50,000			50,000			50,000	50,000
AGA-2025-1
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)										4,319,500					4,319,500	4,319,500